Long-term Debt (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Loans	$ 1,636,430	$ 1,411,779
Less: Deferred finance costs, net	(9,483)	(8,046)
Total long-term debt	1,626,947	1,403,733
Less: Current portion of debt	(243,501)	(185,516)
Add: Deferred finance costs, current portion	3,036	2,532
Long-term debt, net of current portion and deferred finance costs	$ 1,386,482	$ 1,220,749